Net sales (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Net sales [Abstract]
Disclosure of detailed information about net sales and services rendered [Text Block]
The table below presents the net sales to customers by geographic region and product type:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Sales and services by geographic region:
Metal and concentrates sales
Peru	591,185	401,372	345,146
America	464,000	410,154	419,359
Europe	91,414	109,788	60,549
Asia	77,343	94,356	21,215
	1,223,942	1,015,670	846,269

Services rendered
Peru	14,903	28,782	50,839
America	14,794	-	-
	29,697	28,782	50,839
	1,253,639	1,044,452	897,108

Sale by metal:
Gold	511,434	440,603	419,541
Silver	409,775	385,989	313,418
Copper	268,527	224,649	131,356
Zinc	188,023	142,425	102,110
Lead	94,955	58,690	55,445
Manganese sulfate	6,317	5,982	3,649
Indium	66	-	-
	1,479,097	1,258,338	1,025,519

Commercial deductions	(253,939)	(244,414)	(196,145)
Adjustments to prior period liquidations	919	4,611	7,467
Embedded derivatives from sale of concentrate	8,786	880	(388)
Hedge operations	(10,921)	(3,745)	9,816
	1,223,942	1,015,670	846,269
Services rendered	29,697	28,782	50,839

	1,253,639	1,044,452	897,108